Borrowings - Short-term Borrowings (Details) - Short-term borrowings $ in Millions	Mar. 28, 2021 CAD ($)	Mar. 29, 2020 CAD ($)	Jul. 18, 2019 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0.0	$ 0.0	¥ 160,000,000.0
Maximum borrowing capacity			¥ 10,000,000.0
People's Bank of China Benchmark Lending Rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			105.00%